Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Class A, Institutional Class and Service Class

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Administrator, Institutional, Service and Select Class

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

Class A, Administrator, Institutional and Service Class

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

Administrator, Institutional and Select Class

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

Class A

WELLS FARGO ADVANTAGE MONEY MARKET FUND

Class A, Class B and Investor Class

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Institutional and Investor Class

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Class A, Administrator, Institutional and Service Class

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Institutional and Service Class

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

Class A, Administrator, Institutional and Service Class

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Class A and Service Class

Supplement dated January 11, 2010, to the Prospectuses dated July 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

MMAM010/P1203SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated January 11, 2010, to the Statement of Additional Information dated July 1, 2009,

as previously supplemented on December 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 33 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.